Document And Entity Information	12 Months Ended
	Dec. 31, 2012	Mar. 26, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,536,567
Amendment Flag	false
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,150,492	$ 2,505,179
Accounts receivable, net	22,387,517	18,974,612
Accounts receivable - related party	0	28,289
Due from factor	0	203,351
Advance to suppliers	3,105,584	349,767
Inventories	3,240,721	1,848,081
Prepaid expenses and other receivables	179,713	113,853
Deferred tax asset	157,423	156,974
Total Current Assets	32,221,450	24,180,106
Noncurrent Assets
Heritage and cultural assets	129,002	128,687
Plant, property and equipment, net	8,551,114	8,721,186
Construction in progress	5,374,056	726,296
Acquisition deposit	3,000,000	0
Lease deposit	43,029	0
Goodwill	218,606	218,606
Intangible assets, net	1,216,092	724,465
Deferred tax asset, net	0	118,144
Total Noncurrent Assets	18,531,899	10,637,384
Total Assets	50,753,349	34,817,490
Current Liabilities
Accounts payable	7,123,534	6,758,058
Line of credit	6,529,178	0
Advance from customers	257,191	91,021
Accrued liabilities and other payables	1,495,835	834,128
Taxes payable	272,159	198,984
Total Current Liabilities	15,677,897	7,882,191
Noncurrent Liabilities
Deferred rent payable	55,902	58,949
Deferred tax liability, net	45,370	0
Income tax payable	4,608,592	4,016,266
Total Noncurrent Liabilities	4,709,864	4,075,215
Total Liabilities	20,387,761	11,957,406
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 18,536,567 and 17,898,267 shares issued and outstanding as of December 31, 2012 and 2011, respectively	18,537	17,898
Additional paid-in capital	19,107,845	17,074,535
Subscription receivable	(1,950,000)	(1,950,000)
Statutory reserves	6,241	6,241
Accumulated other comprehensive income	2,176,646	2,138,974
Retained earnings	11,006,319	5,572,436
Total Stockholders' Equity	30,365,588	22,860,084
Total Liabilities and Stockholders' Equity	$ 50,753,349	$ 34,817,490

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	18,536,567	17,898,267
Common stock, shares outstanding	18,536,567	17,898,267

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Sales (Including sales to related party of $0 and $902,638 during the years ended December 31, 2012 and 2011)	$ 66,297,498	$ 43,162,026
Cost of Sales	51,572,076	31,048,952
Gross Profit	14,725,422	12,113,074
Operating Expenses
Selling expenses	3,158,191	1,865,086
General and administrative expenses	4,788,947	3,308,312
Loss on disposal of plant, property and equipment	123,675	0
Total Operating Expenses	8,070,813	5,173,398
Income From Operations	6,654,609	6,939,676
Other Income (Expenses)
Non-operating income	50,915	52,043
Foreign exchange transaction gain (loss)	47	(90,609)
Interest income (expense)	(188,868)	1,402
Financial expense	(11,166)	(76,836)
Total Other Expenses, Net	(149,072)	(114,000)
Income Before Income Tax	6,505,537	6,825,676
Income Tax Expense	1,071,654	1,460,511
Net Income	5,433,883	5,365,165
Other Comprehensive Income
Foreign currency translation	37,672	527,218
Comprehensive Income	$ 5,471,555	$ 5,892,383
Basic weighted average shares outstanding (in Shares)	18,530,591	14,506,915
Diluted weighted average shares outstanding (in Shares)	18,681,448	14,697,206
Basic net earnings per share (in Dollars per share)	$ 0.29	$ 0.37
Diluted net earnings per share (in Dollars per share)	$ 0.29	$ 0.37

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Sales - related party	$ 0	$ 902,638

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 9,685	$ 10,902,815		$ 1,611,756	$ 6,241	$ 207,271	$ 12,737,768
Balance (in Shares) at Dec. 31, 2010	9,685,000
Sale of common stock to St. Joyal	2,235	2,397,765	(1,950,000)				450,000
Sale of common stock to St. Joyal (in Shares)	2,235,000
Outstanding common stock of registrant at date of reverse merger	2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)	2,980,000
Sale of common stock in private placement, net	2,998	3,856,935					3,859,933
Sale of common stock in private placement, net (in Shares)	2,998,267
Net income						5,365,165	5,365,165
Foreign currency translation gain				527,218			527,218
Balance at Dec. 31, 2011	17,898	17,074,535	(1,950,000)	2,138,974	6,241	5,572,436	22,860,084
Balance (in Shares) at Dec. 31, 2011	17,898,267						17,898,267
Sale of common stock in private placement, net	517	1,753,332					1,753,849
Sale of common stock in private placement, net (in Shares)	517,000
Exercise of warrants	71	142,529					142,600
Exercise of warrants (in Shares)	71,300
Stock issued for service	50	137,450					137,500
Stock issued for service (in Shares)	50,000
Net income						5,433,883	5,433,883
Foreign currency translation gain				37,672			37,672
Balance at Dec. 31, 2012	$ 18,536	$ 19,107,846	$ (1,950,000)	$ 2,176,646	$ 6,241	$ 11,006,319	$ 30,365,588
Balance (in Shares) at Dec. 31, 2012	18,536,567						18,536,567

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net Income	$ 5,433,883	$ 5,365,165
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	764,596	663,031
Deferred tax	163,370	(172,474)
Stock compensation expense	57,292	0
Loss on fixed assets disposal	123,675	0
Bad debt	225,897	0
Changes in operating assets and liabilities:
Accounts receivable	(3,624,756)	(11,784,975)
Accounts receivable - related party	28,289	536,881
Advance to suppliers	(2,753,569)	(13,609)
Inventories	(1,386,750)	4,383
Other current assets	(32,900)	18,365
Accounts payable	351,846	3,754,075
Advance from customers	165,291	65,266
Accrued expenses and other payables	658,371	(412,246)
Deferred rent payable	(3,178)	13,243
Taxes payable	655,505	1,497,129
Net Cash Provided by (Used in) Operating Activities	826,862	(465,766)
Cash Flows From Investing Activities
Deposit on acquisition of Bright Swallow Int'l Group Ltd.	(3,000,000)	0
Cash received from fixed assets disposal	8,363	141,231
Acquisition of Diamond Bar Outdoors, Inc.	0	(450,000)
Acquisition of intangible asset	(538,614)	(200,000)
Purchase of heritage and cultural assets	0	(125,541)
Purchase of property and equipment	(651,805)	(589,185)
Construction in progress	(4,626,107)	(631,150)
Net Cash Used in Investing Activities	(8,808,163)	(1,854,645)
Cash Flows From Financing Activities
Advance to related parties	0	(1,560,085)
Proceeds from subscription receivable	0	450,000
Repayment from related parties	0	1,357,289
Proceeds of line of credit and bank loan	6,522,139	0
Cash proceeds from private placement, net	1,753,849	3,859,933
Payment for note payable	0	(80,000)
Due from factor	203,351	(203,351)
Cash received from warrants exercised	142,600	0
Net Cash Provided by Financing Activities	8,621,939	3,823,786
Effect of Exchange Rate Changes on Cash and Cash Equivalents	4,675	16,800
Net increase in cash and cash equivalents	645,313	1,520,175
Cash and cash equivalents, beginning of year	2,505,179	985,004
Cash and cash equivalents, ending of year	3,150,492	2,505,179
Cash paid during the period for:
Income tax payments	269,316	126,702
Interest expense	121,403	0
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	0	2,400,000
Construction deposit transfer to construction in progress	$ 633,212	$ 0

Note 1 - Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle” or the “Company”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

Nova Furniture formed Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”) on June 6, 2003, as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

The controlling shareholders of Nova Furniture formed Nova Furniture Holdings Limited (“Nova Holdings”) effective March 8, 2005, under the laws of the BVI and transferred all of their equity interests in Nova Furniture to Nova Holdings. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings formed Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”) under the laws of Macao. Nova Macao  is engaged in furniture trading with products purchased and imported mainly from Nova Dongguan.

On January 3, 2011, Nova Furniture issued an additional 11,917,616 shares (post-recapitalization shares) of its capital stock, of which 2,235,000 shares were issued to Nova Holdings and 9,682,616 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture. Pursuant to a shareholder agreement, St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture. As of December 31, 2012, St. Joyal has paid $0.45 million to the Company and $1.95 million remains outstanding.

On January 14, 2011, Nova Holdings transferred its equity interest in Nova Macao to Nova Furniture. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million ($152,177). Nova Dongguan made an additional capital contribution of RMB 1.13 million ($172,351) on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar Outdoors, Inc. (“Diamond Bar”), a U.S. company incorporated in the State of California, for $0.45 million paid in full at closing. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. Prior to its acquisition by Nova LifeStyle, Diamond Bar was one of the Company’s customers, and upon completion of the foregoing transaction, Diamond Bar became a wholly owned subsidiary of the Company.

Concurrently with the acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in certain registered U.S. trademarks for $0.2 million paid in full at the closing. The trademarks are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Dongguan, Nova Macao, Nova Museum and Diamond Bar.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Business Combination

For a business combination, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree are recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, are recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree that excess in earnings is recognized as a gain attributable to the acquirer.

Deferred tax liability and asset are recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

ASC Topic 350 also permits an entity to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first step of the two-step goodwill impairment test is required to be performed. For the year ended December 31, 2012, the Company performed qualitative assessment for the goodwill. Performing the qualitative assessment involved identifying the relevant drivers of fair value, evaluating the significance of all identified relevant events and circumstances, and weighing the factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. After evaluating and weighing all these relevant events and circumstances, it was concluded that a positive assertion can be made from the qualitative assessment that it is more likely than not that the fair value of Diamond Bar is greater than its carrying amount. As such, it is not necessary to perform the first step of the two-step goodwill impairment test for Diamond Bar reporting unit.

Accordingly, as of December 31, 2012 and 2011, the Company concluded there was no impairment of goodwill.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company recorded $226,137 and $0 as allowance for bad debts as of December 31, 2012 and 2011, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at December 31, 2012 and 2011.

Plant, Property and Equipment and Construction in Progress

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and expensed to cost of goods sold when inventories are sold.

Construction in progress represents capital expenditure in respect of direct costs of construction or acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2012 and 2011, there were no significant impairments of its long-lived assets except that the Company disposed of an obsolete and unused workshop and recognized a loss of $123,675 during the year ended December 31, 2012.

Research and Development

Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $497,859 and $164,720 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

China’s Corporate Income Tax Law (“CIT Law”), together with its Implementation Regulations, effective as of January 1, 2008, introduced a set of anti-avoidance measures under its special tax adjustments regulations. In January 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under the CIT Law and Article 36 of the PRC Tax Administration and Collection Law (“Tax Collection Law”).

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The statute of limitations for transfer pricing issues is 10 years from the tax year in which the transfer pricing issue arises pursuant to PRC tax law.

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2012 and 2011:

	Gross UTB
	2012	2011

Beginning balance at January 1	$3,709,129	$2,189,194

Increase in unrecorded tax benefits taken in current year	291,220	1,373,704

Exchange rate adjustment	10,308	146,231

Ending balance at December 31	$4,010,657	$3,709,129

At December 31, 2012, and 2011, the Company had cumulatively accrued approximately $610,000 and $310,000, respectively, for estimated interest and penalties related to unrecognized tax benefits. The Company recorded interest and penalties related to unrecognized tax benefits as a component of income tax expense, which totaled approximately $291,000 and $135,000 for the years ended December 31, 2012, and 2011, respectively.   If the entire unrecognized tax benefits were recognized as of December 31, 2012, it would affect the Company's effective tax rate.

The tax returns of the Company’s PRC subsidiaries are subject to examination by the relevant PRC tax authorities. According to the Tax Collection Law, the statute of limitations for underpayment of taxes is three years if the underpayment is due to computational errors made by the taxpayer or the withholding agent. Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years. There is no statute of limitations in the case of tax evasion.

Nova Dongguan is subject to taxation in the PRC. Nova Dongguan’s PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2007. With a few exceptions, the tax years 2007-2011 remain open to examination by tax authorities in the PRC; the tax year 2011 for US entities remains open to examination by tax authorities in the US.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with franchisees who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier. At December 31, 2012 and 2011, the Company had franchising subsidy payable of $179,786 and $187,758, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the years ended December 31, 2012 and 2011, shipping and handling costs were $623,721 and $485,069, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $519,692 and $455,571 for the years ended December 31, 2012 and 2011, respectively.

Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2012 and 2011:

	2012	2011
Net income	$5,433,883	$5,365,165

Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291

Weighted average shares outstanding – diluted	18,681,448	14,697,206

Earnings (loss) per share – basic	$0.29	$0.37
Earnings (loss) per share – diluted	$0.29	$0.37

At December 31, 2012 and 2011, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 983,280 and 899,480 shares of common stock were outstanding and exercisable, respectively.  For the year ended December 31, 2012 and 2011, 155,100 and 0 shares purchasable under the warrants were excluded from EPS as their effects were anti-dilutive, respectively.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Two and one major customers accounted for 32% (18% and 14% for each) and 24% of the Company’s sales for the years ended December 31, 2012 and 2011, respectively. Accounts receivable from these customers amounted to $7,310,616 and $1,953,305 as of December 31, 2012 and 2011, respectively.

The Company purchased its products from four major vendors during the year ended December 31, 2012, and from three major vendors during the year ended December 31, 2011, accounting for 48% (15%, 11%, 11% and 11% for each) and 31% (11%, 10% and 10% for each) of the purchases, respectively. Accounts payable to these vendors were $ 2,242,851 and $1,934,561 as of December 31, 2012 and 2011, respectively.

The operations of the Company are located principally in China and the US. Accordingly, the Company’s Chinese subsidiaries' business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Translation and Transactions

The consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD after the balance sheet date.

The RMB to USD exchange rates in effect as of December 31, 2012 and 2011, were RMB6.2855 = USD$1.00 and RMB6.3009 USD$1.00, respectively. The weighted-average RMB to USD exchange rates in effect for the years ended December 31, 2012 and 2011, were RMB6.3125 = USD$1.00 and RMB6.4588 USD$1.00, respectively. The exchange rates used in translation from RMB to USD were published by the People’s Bank of the People’s Republic of China.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2012 and 2011 included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

Reclassifications

Certain prior year amounts were reclassified to conform to the manner of presentation in the current period. The Company reclassified construction deposit of $634,830 to construction in progress as of December 31, 2011.

New Accounting Pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.  The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP.  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted which the Company has elected to do for the year ended December 31, 2012. The adoption of this pronouncement did not have a material impact on its financial statements.

As of December 31, 2012, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s consolidated financial statements.

Note 3 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
Note 3 - Inventories

As of December 31, 2012 and 2011, inventories consisted of the following:

	2012	2011

Raw material	$369,642	$28,667
Work in progress	832,270	436,980
Finished goods	2,038,809	1,382,434

	$3,240,721	$1,848,081

Note 4 - Heritage and Cultural Assets	12 Months Ended
Dec. 31, 2012
Heritage And Cultural Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of December 31, 2012 and 2011, Nova Museum had heritage and cultural assets of $129,002 and $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets will be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Note 5 - Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of December 31, 2012 and 2011, plant, property and equipment consisted of the following:

	2012	2011

Building and workshops	$7,426,146	$7,604,331
Office equipment	581,227	465,596
Autos	309,195	345,492
Machinery	3,100,756	2,643,008
Museum decoration and renovation	548,497	422,280
Less: accumulated depreciation	(3,414,707)	(2,759,521)

	$8,551,114	$8,721,186

Depreciation expense was $709,812 and $641,867 for the years ended December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012, the Company had disposal loss of $123,675 on retirement of unused and obsolete workshop.

Note 6 - Construction in Progress	12 Months Ended
Dec. 31, 2012
Construction In Progress [Text Block]
Note 6 - Construction in Progress

At December 31, 2012, the construction in progress of $5,374,056 consisted of construction cost of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million and the Company is required to pay an additional $0.78 million to complete the construction.  The Company expects to complete construction by the end of first quarter of 2013.

At December 31, 2011, the construction in progress of $726,296 consisted of construction material purchased and a refundable deposit to an independent contractors for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project).

Note 7 - Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
Note 7 - Intangible Assets

Intangible assets consisted of land use right, trademark and customer relationship. All land in the PRC is government-owned and the ownership cannot be sold to any individual or company. However, the government grants the user a right to use the land (“land use right”). The Company acquired the right to use land in Dongguan, Guangdong Province, China, in 2004 for 50 years and is amortizing such rights on a straight-line basis for 50 years.

At February 28, 2012, the Company acquired another land use right for $536,193 (RMB3.4 million) with useful life of 50 years and is amortizing such right on a straight-line basis for 50 years. As of December 31, 2012, the Company paid in full for this land use right.  In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years. The Company will record such fees on a straight-line basis in future periods.

The Company acquired a customer relationship with a fair value of $50,000 on August 31, 2011, as part of its acquisition of Diamond Bar. Concurrently with its acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement for all rights, title and interest in two trademarks (Diamond Sofa and Diamond Furniture) for $200,000 paid in full at the closing. Amortization of customer relationship and trademark is provided using the straight-line method and estimated lives were 5 and 10 years, respectively.

Intangible assets consisted of the following at December 31, 2012 and 2011:

	2012	2011

Land use right	$1,114,532	$572,202
Customer relationship	50,000	50,000
Trademark	200,000	200,000
Less: accumulated amortization	(148,440)	(97,737)

	$1,216,092	$724,465

Amortization of intangible assets was $54,784 and $21,164 for the years ended December 31, 2012 and 2011, respectively. Annual amortization expense is expected to be approximately $50,400 for each year from 2013 to 2015, and expected to be approximately $47,067 and $40,400 in 2016 and 2017, respectively.

Note 8 - Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]

Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2012 and 2011:

	2012	2011

Prepaid expenses	$111,521	$81,841
Other receivables	68,192	32,012
Total	$179,713	$113,853

Other receivables represented cash advances to employees and security deposit and exhibition deposits. Prepaid expenses included prepayments for insurance, suppliers, office supplies, IR expense, and advertising.

Note 9 - Acquisition Deposit	12 Months Ended
Dec. 31, 2012
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
Note 9 - Acquisition Deposit

On December 21, 2012, the Company signed a term sheet to acquire all issued and outstanding shares of Bright Swallow International Group Limited (“Bright Swallow”) from its sole shareholder for the total purchase price of $6,500,000 in cash; Bright Swallow is a British Virgin Island company engaged in export of sofas to overseas customers. The Company is scheduled to pay $3,000,000 before December 31, 2012 (paid December 21, 2012) and the remaining $3,500,000 before June 30, 2013. The deposit of $3,000,000 is refundable should the two companies not complete this proposed transaction (See Note 21).

Note 10 - Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2012 and 2011:

	2012	2011

Other payables	$89,982	$30,011
Salary payable	961,669	497,257
Franchising subsidy	179,786	187,758
Accrued expenses	264,398	119,102

Total	$1,495,835	$834,128

Accrued expenses represented utility, freight expenses and service charges from accounting, attorney and consultants. Other payables represented payables to contractors and vendors other than for purchase of materials. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.

Note 11 - Line of Credit	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]	Note 11 - Line of Credit
On May 25, 2012, Diamond Bar entered into an agreement with a bank in California for a line of credit of up to $5,000,000 with annual interest of 4.5% and maturity on June 15, 2013. The line of credit was secured by all of assets of Diamond Bar Outdoors, Inc., a subsidiary of Nova Lifestyle and guaranteed by Nova Lifestyle. As of December 31, 2012, Diamond Bar had $3,283,613 outstanding on the line of credit. During the year ended December 31, 2012, the Company paid interest of $71,539.

The loan has the following covenants: (i) maintain a minimum tangible net worth of not less than $3 million; (ii) maintain a current ratio in excess of 1.25 to 1.00; and (iii) maintain a ratio of debt to tangible net worth not in excess of 3.500 to 1.000; (iv) the pre-tax income must be not less than 0.5% of total revenue quarterly. As of December 31, 2012, Diamond Bar was in compliance with all the covenants.

On April 25, 2012, Nova Dongguan entered into an agreement with a commercial bank in Dongguan for a line of credit of up to $3,181,927 (RMB 20 million) with maturity on April 24, 2015.  As of December 31, 2012, Nova Dongguan had $1,645,565 (RMB 10.34 million) outstanding on the line of credit with $1,113,674 (RMB 7 million) and $531,891 (RMB 3.34 million) maturing on May 20, 2013 and November 20, 2013, respectively. The loan bears annual interest of 6.94% and 6.60% for $1,113,674 (RMB 7 million) and 531,891 (RMB 3.34 million), respectively requires monthly payment on the interest; the interest rate will be adjusted annually. The loan was secured by the building of Nova Dongguan and guaranteed by Nova Dongguan and the Company’s CEO. During the year ended December 31, 2012, the Company paid interest of $43,575 (RMB 275,069).

On August 24, 2012, Nova Macao entered into an agreement with a commercial bank in Hong Kong for a line of credit of up to $8,000,000 with maturity on August 23, 2013. As of December 31, 2012, Nova Macao had $1,600,000 outstanding on the line of credit with maturity on August 23, 2013. The loan bears annual interest of 4.25% and requires monthly payment on the interest; the interest rate will be adjusted annually. The loan was secured by assignment of Sinosure (China Export and Credit Insurance Company) credit insurance.

The loan has the following covenants: (i) Total outstanding under working capital advance shall not exceed the lesser of (a) the credit commitment of $8,000,000, (b) insurance claim limits and (c) borrowing base allowed of 80% advance rate against certain eligible accounts receivable; (ii) eligible account receivables are insured buyers by Sinosure assigned to Bank and within established insurance limit; (iii) the bank has an absolute right to exclude any portion of the accounts receivable from the aging report for computation of the borrowing base as it deems fit; (iv) in case the aggregate outstanding amount of credit facilities exceeds the available amount of facilities conferred by the aforesaid computation of borrowing base, the excess amount should be settled with 7 days by Nova Furniture Macao Commercial Offshore Limited; and. (v) the Company maintains a debt to tangible net worth ratio of not in excess of 3.0x for the fiscal year ended December 31, 2012. As of December 31, 2012, Nova Macao was in compliance with all the covenants.

Note 12 - Income Taxes and Other Taxes Payable	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 12 – Income Taxes and Other Taxes Payable

Taxes payable consisted of the following at December 31, 2012 and 2011:

	2012	2011
Income tax payables	$255,793	$38,391
Other taxes payable	16,366	160,593

Total tax payable - current	$272,159	$198,984

Total income tax payable - noncurrent	$4,608,592	$4,016,266

Other taxes payable includes VAT, city construction, sales tax and stamp tax.

The components of income before income taxes consisted of the following for the years ended December 31, 2012 and 2011:
	2012	2011

Income (Loss) subject to domestic income taxes only	$491,393	$(139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191

Total	$6,505,537	$6,825,676

The Company’s subsidiaries incorporated in the PRC are subject to enterprise income taxes. The provision for income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011
Current
Federal	$363,780	$707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$1,071,654	$1,460,511

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2012 and 2011:

	2012	2011

Tax at federal statutory rate	$2,211,861	$2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$1,071,654	$1,460,511

The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2012 and 2011:

	2012	2011

Aggregate dollar effect of tax exemption	$1,397,866	$1,504,950
Basic EPS impact	$0.07	$0.10

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Current deferred tax assets
Accrued liabilities	$157,424	$156,974

Noncurrent deferred tax assets:
Federal & CA state amortization	$8,852	$2,213
Federal & CA state NOL	-	34,849
Intercompany payable	-	131,521
Land use rights	7,034	7,016
PRC fixed asset and amortization	643	962
PRC NOL	5,045	8,129

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(35,237)	(26,425)
Purchase accounting	(17,000)	(17,000)
Prepaid expenses	(320)	(5,672)
PRC depreciation on building	(9,342)	(9,319)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	$(45,370)	$118,144

The Company has recorded a partial valuation allowance against its PRC deferred tax assets for the year ended December 31, 2012 and 2011. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that substantially all of its PRC entities will be able to realize the Company’s deferred tax assets.

Nova Lifestyle, Inc. and Diamond Bar Outdoors, Inc. are subject to U.S. federal and state income taxes.  For U.S. federal income tax purposes, the Company has net operating loss (“NOL”) carryforwards of approximately $0 and $87,000, at December 31, 2012 and 2011, respectively. For U.S. California state income tax purposes, the Company has NOL carryforwards of approximately $0 and $87,000, at December 31, 2012 and 2011, respectively. The NOL carryforwards will expire after 20 years beginning from the year it occurred if not utilized. The Company does not have any NOL carryforwards for PRC enterprise income tax purposes, at December 31, 2012 and 2011 respectively.

Nova Dongguan is subject to a 25% PRC corporate tax rate starting from 2009. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao. Nova Museum is subject to a 25% corporate income tax in 2011, its inception year, but allowed to apply for tax-exempt status in 2012, the second year following its incorporation.

Undistributed earnings of the Company’s foreign subsidiaries amounted to approximately $13.7 million and $8.7 million as of December 31, 2012 and 2011, respectively. Those earnings are considered to be permanently reinvested and, accordingly, no deferred tax expense is recorded for U.S. federal and state income tax or applicable withholding taxes.

Nova Furniture was incorporated in the BVI and there is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture is domiciled.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar. Both Nova LifeStyle and Diamond Bar are subject to U.S. corporate income tax.

Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 13 - Related Party Transactions

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. In October 2010, Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011. During the year ended December 31, 2012 and 2011, Diamond Sofa accounted for $0 and $902,638, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $0 and $28,289 at December 31, 2012 and 2011, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in Commerce, California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease is $38,100. Total rental expense for the years ended December 31, 2012 was $457,200 and $163,300, respectively.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease was renewed for another year for the same rate per exhibition on April 1, 2012.

Note 14 - Deferred Rent Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 14 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, to which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the years ended December 31, 2012 and 2011, the Company recorded expense of $13,550 and $13,243, respectively. As of December 31, 2012 and December 31, 2011, the Company had $55,902 and $58,949 of deferred rent payable, respectively.

Note 15 - Due From Factor	12 Months Ended
Dec. 31, 2012
Factoring And Security Agreements Disclosure [Text Block]
Note 15 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As of December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred. As of December 31, 2012, the Company did not have any amounts due to or from factor.

Note 16 - Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 16 - Stockholders’ Equity

Private Placement in August 2011

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at $1.50 per unit for $4.5 million (net proceeds of $3.86 million). The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at $2.00 per share. The Company may call the warrants at $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00. The Company paid the placement agent in the private placement commissions consisting of $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of the Company’s common stock.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 69%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $178,077, and the fair value of the warrants issued to the placement agent at grant date was $178,077.

Private Placement in January 2012

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.

Warrants

Following is a summary of the warrant activity for the years ended December 31, 2012 and 2011:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	3.00
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2012	983,280	$2.39	1.69
Exercisable at December 31, 2012	983,280	$2.39	1.69

Shares issued to IR firm

On August 3, 2012, the Company entered into a contract with an investor relations firm. The Company agreed to issue 100,000 shares of common stock to the firm for 24 months of investor relations services. On August 15, 2012, the Company issued the first 50,000 of such 100,000 shares to the investor relations firm, at $2.75 per share, which was the stock price on the date of contract. During the year of 2012, the Company recorded $57,292 as stock-based compensation for five-months of services. The remaining 50,000 common stock shares were to be issued to the investor relations firm within 180 business days of the contract signing date. However, the Company has not issued the remaining 50,000 common stock shares as of reporting date.

Note 17 - Statutory Reserves	12 Months Ended
Dec. 31, 2012
Statutory Reserves [Text Block]
Note 17 - Statutory Reserves

As a U.S. holding company, the Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, Nova Dongguan and Nova Macao, only out of the subsidiary’s retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. Pursuant to the corporate laws of the PRC and Macao, including the PRC Regulations on Enterprises with Foreign Investment, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings. As a result of the PRC laws and regulations described below that require such annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as a general statutory reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company as a dividend.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the subsidiary’s registered capital. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At December 31, 2012 and 2011, Nova Macao had surplus reserves of $6,241, representing 50% of its registered capital. Nova Dongguan did not make any transfer to surplus reserves due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which Nova Dongguan and Nova Macao can each elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the subsidiary’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. Nova Dongguan and Nova Macao do not participate in this voluntary fund.

Note 18 - Geographical Sales	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 18 - Geographical Sales

Geographical distribution of sales consisted of the following for the years ended December 31, 2012 and 2011:

Geographical Areas	2012	2011

China*	$17,148,142	$10,320,513
North America	30,453,771	19,140,472
Asia**	1,840,624	713,683
Europe	14,843,873	10,743,066
Australia	777,651	837,684
Hong Kong	813,482	641,604
Other countries	419,955	765,004

	$66,297,498	$43,162,026

* excluding Hong Kong
** excluding China

Note 19 - Business Acquisition and Unaudited Pro Forma Information	12 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 19 - Business Acquisition and Unaudited Pro Forma Information

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar for $0.45 million paid in full at the closing pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. The acquisition was accounted as a business combination in accordance with ASC Topic 805 “Business Combination.”

According to ASC Topic 805, the allocation of Diamond Bar’s purchase price among assets acquired and liabilities assumed is based on estimates of the fair values. Under purchase method of accounting, the total purchase price is allocated to tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values with the excess changed to goodwill.

In accordance with SEC regulation S-X Rule 3-05, Diamond Bar was not a significant subsidiary as of the acquisition date. Therefore, no separate audited financial statements are presented.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

The results of operations of Diamond Bar for the period from acquisition date to December 31, 2011, are consolidated into the Company’s consolidated financial statements for the year ended December 31, 2011. The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the year ended December 31, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

(Unaudited)
Net sales	$47,710,088

Net income	$5,250,294

Basic weighted average shares outstanding	14,506,915
Diluted weighted average shares outstanding	14,697,206

Basic net earnings per share	$0.36
Diluted net earnings per share	$0.36

Note 20 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note 20 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space with month to month or annual terms. Total rental expense for the years ended December 31, 2012 and 2011 was $630,900 and $193,700, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2013	266,700

Capital Contribution

Nova Dongguan’s total registered capital is $20 million. As of December 31, 2012 and December 31, 2011, Nova Dongguan has received $13.60 million and $11.89 million in capital contributions, respectively. The remaining $6.40 million of additional capital contribution was due by June 30, 2012. Nova Dongguan received an additional $1.00 million in August 2012, and the Dongguan Municipal Foreign Trade and Economic Cooperation Bureau allowed Nova Dongguan to fulfill the remaining amount of capital contributions from its shareholders by June 30, 2013. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors. The agreements were automatically extended for another year at June 30, 2012.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board. The agreement was automatically extended for another year at June 30, 2012.

Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Note 21 - Subsequent Events

The company has evaluated subsequent events through the issuance of the consolidated financial statements and following subsequent events have been identified that require disclosure in this section:

March 22, 2013, Nova LifeStyle, Inc. (the “Company”) entered into a Stock Acquisition Agreement (the “Agreement”) with the sole shareholder of Bright Swallow International Group Limited ( “Seller” ) and Bright Swallow International Group Limited, a British Virgin Island corporation (the “Bright Swallow”) to complete the Company’s acquisition of Bright Swallow.  Pursuant to the Agreement, the Company will acquire all of the issued and outstanding common shares of Bright Swallow from the Seller for a price of $6.5 million. In consummation of the transaction, the Company will apply its previous refundable deposit of $3 million to the Seller for the due diligence period pursuant to a term sheet entered by the parties on December 21, 2012, and the remaining $3.5 million Purchase Price will be paid at closing, which is expected to be no later than April 26, 2013.  The deposit of $3 million is refundable should the two companies not complete this proposed transaction.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates

Business Combinations Policy [Policy Text Block]
Business Combination

For a business combination, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree are recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, are recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree that excess in earnings is recognized as a gain attributable to the acquirer.

Deferred tax liability and asset are recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

ASC Topic 350 also permits an entity to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first step of the two-step goodwill impairment test is required to be performed. For the year ended December 31, 2012, the Company performed qualitative assessment for the goodwill. Performing the qualitative assessment involved identifying the relevant drivers of fair value, evaluating the significance of all identified relevant events and circumstances, and weighing the factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. After evaluating and weighing all these relevant events and circumstances, it was concluded that a positive assertion can be made from the qualitative assessment that it is more likely than not that the fair value of Diamond Bar is greater than its carrying amount. As such, it is not necessary to perform the first step of the two-step goodwill impairment test for Diamond Bar reporting unit.

Accordingly, as of December 31, 2012 and 2011, the Company concluded there was no impairment of goodwill

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents
Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company recorded $226,137 and $0 as allowance for bad debts as of December 31, 2012 and 2011, respectively

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at December 31, 2012 and 2011

Property, Plant and Equipment, Policy [Policy Text Block]
Plant, Property and Equipment and Construction in Progress

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and expensed to cost of goods sold when inventories are sold.

Construction in progress represents capital expenditure in respect of direct costs of construction or acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2012 and 2011, there were no significant impairments of its long-lived assets except that the Company disposed of an obsolete and unused workshop and recognized a loss of $123,675 during the year ended December 31, 2012

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $497,859 and $164,720 for the years ended December 31, 2012 and 2011, respectively

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

China’s Corporate Income Tax Law (“CIT Law”), together with its Implementation Regulations, effective as of January 1, 2008, introduced a set of anti-avoidance measures under its special tax adjustments regulations. In January 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under the CIT Law and Article 36 of the PRC Tax Administration and Collection Law (“Tax Collection Law”).

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The statute of limitations for transfer pricing issues is 10 years from the tax year in which the transfer pricing issue arises pursuant to PRC tax law.

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2012 and 2011:

	Gross UTB
	2012	2011

Beginning balance at January 1	$3,709,129	$2,189,194

Increase in unrecorded tax benefits taken in current year	291,220	1,373,704

Exchange rate adjustment	10,308	146,231

Ending balance at December 31	$4,010,657	$3,709,129

At December 31, 2012, and 2011, the Company had cumulatively accrued approximately $610,000 and $310,000, respectively, for estimated interest and penalties related to unrecognized tax benefits. The Company recorded interest and penalties related to unrecognized tax benefits as a component of income tax expense, which totaled approximately $291,000 and $135,000 for the years ended December 31, 2012, and 2011, respectively.   If the entire unrecognized tax benefits were recognized as of December 31, 2012, it would affect the Company's effective tax rate.

The tax returns of the Company’s PRC subsidiaries are subject to examination by the relevant PRC tax authorities. According to the Tax Collection Law, the statute of limitations for underpayment of taxes is three years if the underpayment is due to computational errors made by the taxpayer or the withholding agent. Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years. There is no statute of limitations in the case of tax evasion.

Nova Dongguan is subject to taxation in the PRC. Nova Dongguan’s PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2007. With a few exceptions, the tax years 2007-2011 remain open to examination by tax authorities in the PRC; the tax year 2011 for US entities remains open to examination by tax authorities in the US

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government

Franchise Arrangements [Policy Text Block]
Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with franchisees who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier. At December 31, 2012 and 2011, the Company had franchising subsidy payable of $179,786 and $187,758, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee

Cost of Sales, Policy [Policy Text Block]
Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the years ended December 31, 2012 and 2011, shipping and handling costs were $623,721 and $485,069, respectively

Advertising Costs, Policy [Policy Text Block]
Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $519,692 and $455,571 for the years ended December 31, 2012 and 2011, respectively

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2012 and 2011:

	2012	2011
Net income	$5,433,883	$5,365,165

Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291

Weighted average shares outstanding – diluted	18,681,448	14,697,206

Earnings (loss) per share – basic	$0.29	$0.37
Earnings (loss) per share – diluted	$0.29	$0.37

At December 31, 2012 and 2011, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 983,280 and 899,480 shares of common stock were outstanding and exercisable, respectively.  For the year ended December 31, 2012 and 2011, 155,100 and 0 shares purchasable under the warrants were excluded from EPS as their effects were anti-dilutive, respectively

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Two and one major customers accounted for 32% (18% and 14% for each) and 24% of the Company’s sales for the years ended December 31, 2012 and 2011, respectively. Accounts receivable from these customers amounted to $7,310,616 and $1,953,305 as of December 31, 2012 and 2011, respectively.

The Company purchased its products from four major vendors during the year ended December 31, 2012, and from three major vendors during the year ended December 31, 2011, accounting for 48% (15%, 11%, 11% and 11% for each) and 31% (11%, 10% and 10% for each) of the purchases, respectively. Accounts payable to these vendors were $ 2,242,851 and $1,934,561 as of December 31, 2012 and 2011, respectively.

The operations of the Company are located principally in China and the US. Accordingly, the Company’s Chinese subsidiaries' business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance

Statement of Cash Flows Policy [Policy Text Block]
Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Transactions

The consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD after the balance sheet date.

The RMB to USD exchange rates in effect as of December 31, 2012 and 2011, were RMB6.2855 = USD$1.00 and RMB6.3009 USD$1.00, respectively. The weighted-average RMB to USD exchange rates in effect for the years ended December 31, 2012 and 2011, were RMB6.3125 = USD$1.00 and RMB6.4588 USD$1.00, respectively. The exchange rates used in translation from RMB to USD were published by the People’s Bank of the People’s Republic of China

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2012 and 2011 included net income and foreign currency translation adjustments

Segment Reporting, Policy [Policy Text Block]
Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain prior year amounts were reclassified to conform to the manner of presentation in the current period. The Company reclassified construction deposit of $634,830 to construction in progress as of December 31, 2011

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.  The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP.  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted which the Company has elected to do for the year ended December 31, 2012. The adoption of this pronouncement did not have a material impact on its financial statements.

As of December 31, 2012, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s consolidated financial statements

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives [Table Text Block]
Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2012 and 2011:

	Gross UTB
	2012	2011

Beginning balance at January 1	$3,709,129	$2,189,194

Increase in unrecorded tax benefits taken in current year	291,220	1,373,704

Exchange rate adjustment	10,308	146,231

Ending balance at December 31	$4,010,657	$3,709,129

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2012 and 2011:

	2012	2011
Net income	$5,433,883	$5,365,165

Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291

Weighted average shares outstanding – diluted	18,681,448	14,697,206

Earnings (loss) per share – basic	$0.29	$0.37
Earnings (loss) per share – diluted	$0.29	$0.37

Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2012 and 2011, inventories consisted of the following:

	2012	2011

Raw material	$369,642	$28,667
Work in progress	832,270	436,980
Finished goods	2,038,809	1,382,434

	$3,240,721	$1,848,081

Note 5 - Plant, Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
As of December 31, 2012 and 2011, plant, property and equipment consisted of the following:

	2012	2011

Building and workshops	$7,426,146	$7,604,331
Office equipment	581,227	465,596
Autos	309,195	345,492
Machinery	3,100,756	2,643,008
Museum decoration and renovation	548,497	422,280
Less: accumulated depreciation	(3,414,707)	(2,759,521)

	$8,551,114	$8,721,186

Note 7 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following at December 31, 2012 and 2011:

	2012	2011

Land use right	$1,114,532	$572,202
Customer relationship	50,000	50,000
Trademark	200,000	200,000
Less: accumulated amortization	(148,440)	(97,737)

	$1,216,092	$724,465

Note 8 - Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Current Assets [Table Text Block]	Other current assets consisted of the following at December 31, 2012 and 2011:
	2012	2011

Prepaid expenses	$111,521	$81,841
Other receivables	68,192	32,012
Total	$179,713	$113,853

Note 10 - Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities and other payables consisted of the following at December 31, 2012 and 2011:

	2012	2011

Other payables	$89,982	$30,011
Salary payable	961,669	497,257
Franchising subsidy	179,786	187,758
Accrued expenses	264,398	119,102

Total	$1,495,835	$834,128

Note 12 - Income Taxes and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Taxes Payable [Table Text Block]
Taxes payable consisted of the following at December 31, 2012 and 2011:

	2012	2011
Income tax payables	$255,793	$38,391
Other taxes payable	16,366	160,593

Total tax payable - current	$272,159	$198,984

Total income tax payable - noncurrent	$4,608,592	$4,016,266

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Income (Loss) subject to domestic income taxes only	$491,393	$(139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191

Total	$6,505,537	$6,825,676

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011
Current
Federal	$363,780	$707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$1,071,654	$1,460,511

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2012 and 2011:

	2012	2011

Tax at federal statutory rate	$2,211,861	$2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$1,071,654	$1,460,511

Schedule of the Aggregate Dollar and Per Share Effects of Tax Exemption [Table Text Block]
The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2012 and 2011:

	2012	2011

Aggregate dollar effect of tax exemption	$1,397,866	$1,504,950
Basic EPS impact	$0.07	$0.10

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are comprised of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Current deferred tax assets
Accrued liabilities	$157,424	$156,974

Noncurrent deferred tax assets:
Federal & CA state amortization	$8,852	$2,213
Federal & CA state NOL	-	34,849
Intercompany payable	-	131,521
Land use rights	7,034	7,016
PRC fixed asset and amortization	643	962
PRC NOL	5,045	8,129

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(35,237)	(26,425)
Purchase accounting	(17,000)	(17,000)
Prepaid expenses	(320)	(5,672)
PRC depreciation on building	(9,342)	(9,319)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	$(45,370)	$118,144

Note 16 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrant activity for the years ended December 31, 2012 and 2011:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	3.00
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2012	983,280	$2.39	1.69
Exercisable at December 31, 2012	983,280	$2.39	1.69

Note 18 - Geographical Sales (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Geographical distribution of sales consisted of the following for the years ended December 31, 2012 and 2011:

Geographical Areas	2012	2011

China*	$17,148,142	$10,320,513
North America	30,453,771	19,140,472
Asia**	1,840,624	713,683
Europe	14,843,873	10,743,066
Australia	777,651	837,684
Hong Kong	813,482	641,604
Other countries	419,955	765,004

	$66,297,498	$43,162,026
* excluding Hong Kong
** excluding China

Note 19 - Business Acquisition and Unaudited Pro Forma Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Purchase Price Allocation [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the year ended December 31, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

(Unaudited)
Net sales	$47,710,088

Net income	$5,250,294

Basic weighted average shares outstanding	14,506,915
Diluted weighted average shares outstanding	14,697,206

Basic net earnings per share	$0.36
Diluted net earnings per share	$0.36

Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2013	266,700

Note 1 - Organization and Description of Business (Detail)	12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] CNY	Dec. 31, 2011 On March 29, 2011 [Member] USD ($)	Dec. 31, 2011 On March 29, 2011 [Member] CNY	Dec. 31, 2011 Nova Holdings [Member]	Dec. 31, 2012 St. Joyal [Member] USD ($)	Dec. 31, 2011 St. Joyal [Member] USD ($)	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Nova Furniture Limited [Member] USD ($)	Dec. 31, 2011 Diamond Bar [Member] USD ($)	Dec. 31, 2011 Trademarks [Member] USD ($)
Stockholders' Equity Note, Stock Split		5-for-1
Common Stock, Shares, Outstanding	18,536,567	17,898,267								2,596,000	12,980,000	14,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares												11,920,000
Number of shareholders of Nova Furniture												4
Number of shares exchanged												10,000
Stock Repurchased During Period, Shares												10,000,000
Debt Instrument, Maturity Date, Description												90
Repayments of Notes Payable (in Dollars)	$ 0	$ 80,000										$ 80,000
Debt Instrument, Interest Rate, Stated Percentage												0.46%
Sale of Stock, Number of Shares Issued in Transaction		11,917,616					2,235,000		9,682,616
Equity Method Investment, Ownership Percentage							81.25%		18.75%
Stock Issued During Period, Value, Issued for Cash (in Dollars)		450,000							2,400,000
Proceeds from Issuance or Sale of Equity (in Dollars)	0	450,000						450,000
Common Stock Subscribed and Issued Subscription Receivable (in Dollars)	1,950,000
Proceeds from Contributed Capital (in Yuan Renminbi)			152,177	1,000,000	172,351	1,130,000
Proceeds from Contributed Capital (in Dollars)			152,177	1,000,000	172,351	1,130,000
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)													450,000
Payments to Acquire Intangible Assets (in Dollars)	$ 538,614	$ 200,000												$ 200,000

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 226,137	$ 0
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Research and Development Expense (in Dollars)	497,859	164,720
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)	610,000	310,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate (in Dollars)	291,000	135,000
Statute of limitations, transfer pricing issues	Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years
VAT tax rate, sales	17.00%
Term Of Franchise Agreement	1 year
Initial Franchise Fees (in Dollars)	30,000
Store Build out Subsidy Period	6 years
Decline in Initial Franchise Fees, Description	The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier
Other Accounts Payable and Accrued Liabilities (in Dollars)	179,786	187,758
Shipping, Handling and Transportation Costs (in Dollars)	623,721	485,069
Advertising Expense (in Dollars)	519,692	455,571
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	155,100	0
Accounts and Other Receivables, Net, Current (in Dollars)	0	203,351
Number of Operating Segments	1
Number of Reportable Segments	1
Major Customers A and B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	32.00%
Accounts and Other Receivables, Net, Current (in Dollars)	7,310,616	1,953,305
Major Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	18.00%	24.00%
Major Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	14.00%
Major Vendor A, B, C and D [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	48.00%
Major Vendor A [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	15.00%	11.00%
Major Vendor B [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%	10.00%
Major Vendor C [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%	10.00%
Major Vendor D [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%
Major Vendors A, B and C [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage		31.00%
China, Yuan Renminbi [Member]
Foreign Currency Exchange Rate Description	RMB6.2855 = USD$1.00	RMB6.3009 = USD$1.00
Foreign Currency Weighted-Average Exchange Rate Description	RMB6.3125 = USD$1.00	RMB6.4588 = USD$1.00
Supplier Concentration Risk [Member] | Major Vendor One [Member]
Accounts Payable, Trade (in Dollars)	2,242,851
Supplier Concentration Risk [Member] | Three major vendors [Member]
Accounts Payable, Trade (in Dollars)		1,934,561
Construction in Progress [Member]
Increase (Decrease) in Deposits (in Dollars)	$ 634,830

Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of Estimated Useful Lives of Property and Equipment	12 Months Ended
Dec. 31, 2012
Building and Workshops [Member]
Property and Equipment	20 years
Computer Equipment [Member]
Property and Equipment	5 years
Museum Decoration and Renovation [Member]
Property and Equipment	10 years
Machinery and Equipment [Member]
Property and Equipment	10 years
Automobiles [Member]
Property and Equipment	5 years

Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of Unrecognized Tax Benefits Roll Forward (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 3,709,129	$ 2,189,194
Increase in unrecorded tax benefits taken in current year	291,220	1,373,704
Exchange rate adjustment	10,308	146,231
Balance	$ 4,010,657	$ 3,709,129

Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of earnings per share, basic and diluted (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income (in Dollars)	$ 5,433,883	$ 5,365,165
Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291
Weighted average shares outstanding – diluted	18,681,448	14,697,206
Earnings (loss) per share – basic (in Dollars per share)	$ 0.29	$ 0.37
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.29	$ 0.37

Note 3 - Inventories (Detail) - Schedule of inventory, current (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw material	$ 369,642	$ 28,667
Work in progress	832,270	436,980
Finished goods	2,038,809	1,382,434
	$ 3,240,721	$ 1,848,081

Note 4 - Heritage and Cultural Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Heritage and cultural museum assets	$ 129,002	$ 128,687

Note 5 - Plant, Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 709,812	$ 641,867
Gain (Loss) on Disposition of Property	$ 123,675

Note 5 - Plant, Property and Equipment, Net (Detail) - Property, Plant and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: accumulated depreciation	$ (3,414,707)	$ (2,759,521)
	8,551,114	8,721,186
Building and Workshops [Member]
Property, plant and equipment	7,426,146	7,604,331
Office Equipment [Member]
Property, plant and equipment	581,227	465,596
Vehicles [Member]
Property, plant and equipment	309,195	345,492
Machinery and Equipment [Member]
Property, plant and equipment	3,100,756	2,643,008
Museum Decoration and Renovation [Member]
Property, plant and equipment	$ 548,497	$ 422,280

Note 6 - Construction in Progress (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction in Progress, Gross	$ 5,374,056	$ 726,296
Construction in Progress Expenditures Incurred but Not yet Paid	6,160,000
Additional Funds Required to Complete Construction [Member]
Construction in Progress Expenditures Incurred but Not yet Paid	$ 780,000

Note 7 - Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Customer Relationships [Member] USD ($)	Dec. 31, 2011 Trademarks [Member]	Dec. 31, 2012 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2012 Minimum [Member] Trademarks [Member]	Dec. 31, 2012 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Trademarks [Member]	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member]	Dec. 31, 2012 Land Use Right Acquired February 28, 2012 [Member] USD ($)	Dec. 31, 2012 Land Use Right Acquired February 28, 2012 [Member] CNY	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member] USD ($)
Finite-Lived Intangible Asset, Useful Life					5 years	5 years	10 years	10 years	50 years	50 years	50 years
Finite-Lived Intangible Assets, Amortization Method									straight-line basis for 50 years	straight-line basis for 50 years	straight-line basis for 50 years	straight-line method	straight-line method
Payments to Acquire Intangible Assets	$ 538,614	$ 200,000	$ 200,000							$ 536,193	3,400,000			$ 200,000
Land Use Rights Acquired, Annual Fee, Payment Description									required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years	In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years	In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years
Other Finite-Lived Intangible Assets, Gross			50,000
Number of trademarks acquired				2
Amortization of Intangible Assets	54,784	21,164
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Two	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Three	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Four	47,067
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 40,400

Note 7 - Intangible Assets (Detail) - Schedule of Finite-Lived Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: accumulated amortization	$ (148,440)	$ (97,737)
	1,216,092	724,465
Land Use Right [Member]
Intangible assets	1,114,532	572,202
Customer Relationships [Member]
Intangible assets	50,000	50,000
Trademarks [Member]
Intangible assets	$ 200,000	$ 200,000

Note 8 - Prepaid Expenses and Other Receivables (Detail) - Schedule of Other Curnet Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 111,521	$ 81,841
Other receivables	68,192	32,012
Total	$ 179,713	$ 113,853

Note 9 - Acquisition Deposit (Detail) (Bright Swallow International Group Limited [Member], USD $)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6,500,000
Business Acquisition, Cost of Acquired Entity, Description of Purchase Price Components	The deposit of $3,000,000 is refundable should the two companies not complete this proposed transaction
Payment due before December 31, 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	3,000,000
Payment due before June 30, 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 3,500,000

Note 10 - Accrued Liabilities and Other Payables (Detail) - Schedule of Accrued Liabilitites (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities and other payables	$ 1,495,835	$ 834,128
Other Payables [Member]
Accrued liabilities and other payables	89,982	30,011
Salary Payable [Member]
Accrued liabilities and other payables	961,669	497,257
Franchising Subsidy [Member]
Accrued liabilities and other payables	179,786	187,758
Accrued Expenses [Member]
Accrued liabilities and other payables	$ 264,398	$ 119,102

Note 11 - Line of Credit (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Line of Credit Maturing on May 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit Maturing on May 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 Line of Credit Maturing November 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit Maturing November 20, 2013 [Member] Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 California Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Dongguan Commercial Bank Line of Credit [Member] USD ($)	Dec. 31, 2012 Dongguan Commercial Bank Line of Credit [Member] CNY	Dec. 31, 2012 Hong Kong Commercial Bank [Member] USD ($)
Line of Credit Facility, Maximum Borrowing Capacity							$ 5,000,000	$ 3,181,927	20,000,000	$ 8,000,000
Line of Credit Facility, Interest Rate at Period End			6.94%	6.94%	6.60%	6.60%	4.50%			4.25%
Line of Credit Facility, Collateral							secured by all of assets of Diamond Bar Outdoors, Inc., a subsidiary of Nova Lifestyle and guaranteed by Nova Lifestyle			secured by assignment of Sinosure (China Export and Credit Insurance Company) credit insurance
Line of Credit Facility, Amount Outstanding			1,113,674	7,000,000	531,891	3,340,000	3,283,613	1,645,565	10,340,000	1,600,000
Interest Paid	$ 121,403	$ 0					$ 71,539	$ 43,575	275,069
Line of Credit Facility, Covenant Terms							(i) maintain a minimum tangible net worth of not less than $3 million; (ii) maintain a current ratio in excess of 1.25 to 1.00; and (iii) maintain a ratio of debt to tangible net worth not in excess of 3.500 to 1.000; (iv) the pre-tax income must benot less than 0.5% of total revenue quarterly. As of December 31, 2012, Diamond Bar was in compliance with all the covenants			(i) Total outstanding under working capital advance shall not exceed the lesser of (a) the credit commitment of $8,000,000, (b) insurance claim limits and (c) borrowing base allowed of 80% advance rate against certain eligible accounts receivable; (ii) eligible account receivables are insured buyers by Sinosure assigned to Bank and within established insurance limit; (iii) the bank has an absolute right to exclude any portion of the accounts receivable from the aging report for computation of the borrowing base as it deems fit; (iv) in case the aggregate outstanding amount of credit facilities exceeds the available amount of facilities conferred by the aforesaid computation of borrowing base, the excess amount should be settled with 7 days by Nova Furniture Macao Commercial Offshore Limited; and. (v) the Company maintains a debt to tangible net worth ratio of not in excess of 3.0x for the fiscal year ended December 31, 2012. As of December 31, 2012, Nova Macao was in compliance with all the covenants
Line of Credit Facility, Interest Rate Description										requires monthly payment on the interest; the interest rate will be adjusted annually

Note 12 - Income Taxes and Other Taxes Payable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards, Expiration Dates	20 years beginning from the year it occurred if not utilized
Corporate income tax, PRC	25.00%
Undistributed Earnings of Foreign Subsidiaries	$ 13,700,000	$ 8,700,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	0	87,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 0	$ 87,000

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Taxes Payable (USD $)	Dec. 31, 2012	Dec. 31, 2011
Taxes Payable	$ 272,159	$ 198,984
Total income tax payable - noncurrent	4,608,592	4,016,266
Income Tax Payables [Member]
Taxes Payable	255,793	38,391
Other Taxes Payable [Member]
Taxes Payable	$ 16,366	$ 160,593

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Before Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) subject to domestic income taxes only	$ 491,393	$ (139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191
Total	$ 6,505,537	$ 6,825,676

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 363,780	$ 707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$ 1,071,654	$ 1,460,511

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax at federal statutory rate	$ 2,211,861	$ 2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$ 1,071,654	$ 1,460,511

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of the Effects of Tax Exemption (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate dollar effect of tax exemption (in Dollars)	$ 1,397,866	$ 1,504,950
Basic EPS impact	$ 0.07	$ 0.1

Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Deferred Taxes Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Accrued liabilities	$ 157,424	$ 156,974
Noncurrent deferred tax liabilities:
Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	(45,370)	118,144
Federal & CA State Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	8,852	2,213
Federal & CA State NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		34,849
Intercompany Payable [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		131,521
Land Use Rights [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	7,034	7,016
PRC Fixed Asset and Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	643	962
NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	5,045	8,129
Federal & CA State Depreciation [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(35,237)	(26,425)
Purchase Accounting [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(17,000)	(17,000)
Prepaid Expenses [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(320)	(5,672)
PRC Depreciation On Building [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	$ (9,342)	$ (9,319)

Note 13 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties	$ 0	$ 902,638
Accounts Receivable, Related Parties	0	28,289
Related Party Transaction, Description of Transaction	three-year renewable lease agreement
Operating Leases, Rent Expense	630,900	193,700
Diamond Sofa [Member]
Revenue from Related Parties	0	902,638
Monthly Rent Expense [Member]
Operating Leases, Rent Expense		38,100
Rental Expense [Member]
Operating Leases, Rent Expense	457,200	163,300
Diamond Bar [Member]
Operating Leases, Rent Expense		$ 15,192

Note 14 - Deferred Rent Payable (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2011 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] USD ($)	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member] CNY	Dec. 31, 2011 Land Use Right, Acquired in 2004 [Member] USD ($)
Land Use Rights Acquired, Annual Fee, Payment Description					required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years	required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years
Land use fee, per mu (in Yuan Renminbi)						60
Land use fee per sm					40,000
Land use fee, term					60	60
Land use fee, increase percentage					10.00%	10.00%
Land use fee, terms of price increase					5	5
Increase (Decrease) in Other Deferred Liability	3,178	(13,243)	(13,550)	(13,243)
Other Liabilities, Noncurrent	$ 55,902	$ 58,949			$ 55,902		$ 58,949

Note 15 - Due From Factor (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Diamond Bar, Accounts Receivable Factoring [Member]
Factoring fee, percentage	1.50%		2.25%
Factoring fee, minimum			$ 12,000
Monthly payment, factoring fee			1,000
Financing fee, interest terms			one month LIBOR plus 5.37%
Accounts and Other Receivables, Net, Current	$ 0	$ 203,351	$ 203,351

Note 16 - Stockholders' Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds from Issuance of Private Placement	$ 1,753,849	$ 3,859,933
Share-based Compensation	57,292	0
Issued to Investor [Member] | Private Placement [Member]
Warrants, grant date fair value	131,310	178,077
Issued to Placement Agent [Member] | Private Placement [Member]
Warrants, grant date fair value	131,310	178,077
Placement Agent Fees [Member] | Private Placement [Member]
Payments of Stock Issuance Costs	210,000
Legal and Other Related Cost [Member] | Private Placement [Member]
Payments of Stock Issuance Costs	110,000
Private Placement [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)		449,740
Private Placement [Member]
Number of units issued (in Shares)	517,000	2,998,267
Unit, description	1 share of the Company's common stock and a warrant to purchase 15% of 1 share of the Company's common stock	1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock
Price per unit (in Dollars per share)	$ 4	$ 1.5
Proceeds from Issuance of Private Placement, Gross	2,070,000	4,500,000
Proceeds from Issuance of Private Placement		3,860,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	77,550	449,740
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.5	2
Warrant call price (in Dollars per share)	$ 5	$ 4
Warrant, Call Feature	(i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00	(i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00
Payments of Stock Issuance Costs		449,740
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%	69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.34%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Investor Relations Contract [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	100,000
Investor relation contract, total service period	24 months
Stock Issued During Period, Shares, Issued for Services (in Shares)	50,000
Equity Issuance, Per Share Amount (in Dollars per share)	$ 2.75
Share-based Compensation	$ 57,292
Investor Relation Contract, service period	5 months
Investor relations contract, shares to be issued (in Shares)	50,000
Investor Relation Contract, Stock to Be Issued, Issuance Date Description	within 180 business days of the contract signing date

Note 16 - Stockholders' Equity (Detail) - Schedule of warrant activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Warrants [Member]
Granted	155,100	899,480
Exercised	71,300	0
Forfeited	0	0
Expired	0	0
Outstanding	983,280	899,480
Exercisable	983,280	899,480
Average exercise price [Member]
Granted (in Dollars per share)	4.5	2
Exercised (in Dollars per share)	2	0
Forfeited (in Dollars per share)		0
Expired (in Dollars per share)		0
Outstanding (in Dollars per share)	2.39	2
Exercisable (in Dollars)	2.39	2
Weighted Average Remaining Contractual Term [Member]
Granted	3 years	3 years
Exercised		0 years
Forfeited		0 years
Expired		0 years
Outstanding	1 year 251 days	2 years 229 days
Exercisable	1 year 251 days	2 years 229 days

Note 17 - Statutory Reserves (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of statutory reserve accounts	1
Statutory reserve, after income percentage	10.00%
Statutory reserve, percentage of registered capital	50.00%
Statutory reserve, percentage of registered capital minimum	25.00%
Statutory Equity Reserves (in Dollars)	$ 6,241	$ 6,241
Common welfare fund, voluntary contribution	5% to 10%

Note 18 - Geographical Sales (Detail) - Schedule of sales by geographic region (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Sales	$ 66,297,498		$ 43,162,026
China [Member]
Sales	17,148,142	[1]	10,320,513	[1]
North America [Member]
Sales	30,453,771		19,140,472
Asia [Member]
Sales	1,840,624	[2]	713,683	[2]
Europe [Member]
Sales	14,843,873		10,743,066
Australia [Member]
Sales	777,651		837,684
Hong Kong [Member]
Sales	813,482		641,604
Other Countries [Member]
Sales	$ 419,955		$ 765,004

[1]	excluding Hong Kong
[2]	excluding China

Note 19 - Business Acquisition and Unaudited Pro Forma Information (Detail) (Diamond Bar [Member], USD $)	Dec. 31, 2011
Diamond Bar [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 450,000

Note 19 - Business Acquisition and Unaudited Pro Forma Information (Detail) - Schedule of purchase price allocation (Diamond Bar [Member], USD $)	Dec. 31, 2011
Diamond Bar [Member]
Cash	$ 141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$ 450,000

Note 19 - Business Acquisition and Unaudited Pro Forma Information (Detail) - Business acquisition, pro forma information (Diamond Bar [Member], USD $)	12 Months Ended
Dec. 31, 2011
Diamond Bar [Member]
Net sales (in Dollars)	$ 47,710,088
Net income (in Dollars)	$ 5,250,294
Basic weighted average shares outstanding	14,506,915
Diluted weighted average shares outstanding	14,697,206
Basic net earnings per share (in Dollars per share)	$ 0.36
Diluted net earnings per share (in Dollars per share)	$ 0.36

Note 20 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 630,900	$ 193,700
Capital	20,000,000
Chief Executive Officer [Member]
Employment agreement, term	The agreements were automatically extended for another year at June 30, 2012	one-year employment agreements
Officers' Compensation		100,000
Chief Financial Officer [Member]
Employment agreement, term	The agreements were automatically extended for another year at June 30, 2012	one-year employment agreements
Officers' Compensation		80,000
President [Member]
Employment agreement, term	The agreement was automatically extended for another year at June 30, 2012	one-year employment agreement
Officers' Compensation		80,000
Nova Dongguan [Member]
Proceeds from Contributed Capital	13,600,000	11,890,000
Capital contributions due by June 30, 2012 [Member]
Proceeds from Contributed Capital	6,400,000
Capital contributions received in August 2012 [Member]
Proceeds from Contributed Capital	$ 1,000,000

Note 20 - Commitments and Contingencies (Detail) - Schedule of future minimum rental payments for operating leases (USD $)	Dec. 31, 2012
2013	$ 266,700